Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the Company’s assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$—	$—	$41,654
Interest rate swaps	$—	$(3,830)	$—	$(3,830)
Total	$41,654	$(3,830)	$—	$37,824

December 31, 2011
Interest rate swap	$—	$(98)	$—	$(98)

Fair Value, by Balance Sheet Grouping
The fair values of the Company’s financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
	Level	December 31, 2012	December 31, 2012	December 31, 2011	December 31, 2011
Mortgage notes payable	3	$265,118	$271,056	$35,320	$35,686
Senior secured revolving credit facility	3	$124,604	$124,604	$42,407	$42,407